Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share Capital [member]	Accumulated Other Comprehensive Income [member]	Contributed Surplus [member]	(Deficit) Retained Earnings [member]
Balance, beginning of year at Dec. 31, 2019		$ 152,805	$ 1,134	$ 24,673	$ 35,878
Stock options exercised	$ 0	0
Transfer from contributed surplus on exercise of options		0
Currency translation adjustment	766		766
Share-based compensation expense				436
Transfer to share capital on exercise of options				0
Net earnings (loss)	(77,397)				(77,397)
Balance, end of year at Dec. 31, 2020	138,295	152,805	1,900	25,109	(41,519)
Stock options exercised	(340)	(340)
Transfer from contributed surplus on exercise of options	556	556
Currency translation adjustment	(62)		(62)
Share-based compensation expense				343
Transfer to share capital on exercise of options				(556)
Net earnings (loss)	40,338				40,338
Balance, end of year at Dec. 31, 2021	$ 178,574	$ 153,021	$ 1,838	$ 24,896	$ (1,181)